SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company name	JE Cleantech Holdings Limited
Date of incorporation	Jan. 29, 2019
Ownership percentage
Place of incorporation	Cayman Islands
Principal activities	Investment holding
JE Cleantech International Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company name	JE Cleantech International Ltd
Date of incorporation	Apr. 09, 2018
Ownership percentage	100.00%	100.00%	100.00%
Place of incorporation	The British Virgin Islands
Principal activities	Investment holding
JCS- Echigo Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company name	JCS- Echigo Pte. Ltd.
Date of incorporation	Nov. 25, 1999
Ownership percentage	100.00%	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Manufacturing, selling and servicing of cleaning systems, component and parts
Hygieia Warewashing Ptd. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company name	Hygieia Warewashing Ptd. Ltd.
Date of incorporation	Dec. 29, 2010
Ownership percentage	100.00%	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Provision of centralized dishware washing services and leasing of dishware washing equipment
Evoluxe Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiary company name	Evoluxe Pte. Ltd
Date of incorporation	May 06, 2016
Ownership percentage	100.00%	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Dormant